27. INTEREST IN OTHER ENTITIES (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Ownership interest, associates		18.72%	20.68%
Waterbury Lake Uranium Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-1
Ownership interest, joint operations	[2]	60.00%
Participating interest	[3]	100.00%
Accounting method	[4]	Voting Share
Waterbury Lake Uranium LP
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-1
Ownership interest, joint operations	[2]	64.22%
Participating interest	[3]	100.00%
Accounting method	[4]	Voting Share
McClean Joint Venture Agreement
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-2
Ownership interest, joint operations	[2]	22.50%
Participating interest	[3]	22.50%
Accounting method	[4]	Proportionate Share
Midwest Joint Venture Agreement
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-2
Ownership interest, joint operations	[2]	25.17%
Participating interest	[3]	25.17%
Accounting method	[4]	Proportionate Share
Wheeler River
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-2
Ownership interest, joint operations	[2]	63.30%
Participating interest	[3]	75.00%
Accounting method	[4]	Proportionate Share
Mann Lake
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-2
Ownership interest, joint operations	[2]	30.00%
Participating interest	[3]	30.00%
Accounting method	[4]	Proportionate Share
Wolly
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, joint operations		Canada
Entity type	[1]	JO-2
Ownership interest, joint operations	[2]	21.89%
Participating interest	[3]	0.00%
Accounting method	[4]	Proportionate Share
GoviEx Uranium Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, associates		Africa
Ownership interest, associates	[2]	18.72%
Accounting method	[4]	Equity Method
Denison Mines Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[2]	100.00%
Accounting method	[4]	Consolidation
Denison AB Holdings Corp.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[2]	100.00%
Accounting method	[4]	Consolidation
Denison Waterbury Corp
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[2]	100.00%
Accounting method	[4]	Consolidation
9373721 Canada Inc.
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, subsidiaries		Canada
Ownership interest, subsidiaries	[2]	100.00%
Accounting method	[4]	Consolidation
Denison Mines (Bermuda) I Ltd
DisclosureOfSignificantInvestmentsInSubsidiariesAssociatesAndJointVenturesLineItems [Line Items]
Place of business, subsidiaries		Bermuda
Ownership interest, subsidiaries	[2]	100.00%
Accounting method	[4]	Consolidation

[1]	Joint operations are further subdivided into the following two entity types: JO-1=Joint Operations having joint control as defined by IFRS 11; and JO-2=Joint Operations not having joint control and beyond the scope of IFRS 11
[2]	Ownership Interest represents Denison's percentage ownership / voting interest in the entity or contractual arrangement
[3]	Participating interest represents Denison's percentage funding contribution to the particular joint operation arrangement. This percentage can differ from voting interest in instances where other parties to the arrangement have carried interests in the arrangement and / or are earning-in or diluting their voting interest in the arrangement
[4]	Voting share or proportionate share is where Denison accounts for its share of assets, liabilities, revenues and expenses of the arrangement in relation to its voting interest or participating interest, respectively